Consolidated statements of shareholders equity, comprehensive income (loss) and warrants (USD $)	Common shares	Additional paid in capital	Accumulated other comprehensive loss	Accumulated Deficit	Comprehensive income (loss)	Total		Warrants
Warrants Balance at Dec. 31, 2010						$ 6,424,087		$ 6,424,087
Balance at Dec. 31, 2010	47,957,243	11,000,751	(1,011,374)	(28,248,152)		29,698,468
Warrants Balance (in shares) at Dec. 31, 2010								8,094,887
Balance (in shares) at Dec. 31, 2010	55,261,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss) for the period				(4,915,478)	(4,915,478)	(4,915,478)
Change in fair value of interest rate swap			(1,558,793)		(1,558,793)	(1,558,793)
Currency translation adjustment - current period consolidation			(25,070)		(25,070)	(25,070)
Mark to market gain on Canadian dollar warrants								544,153
Comprehensive loss					(6,499,341)
Cash transactions
Subscription receivable		590,087				590,087
Exercise of warrants at $0.65 per share	424,826					424,826		(235,612)
Exercise of warrants at $0.65 per share (in shares)	291,099							(291,099)
Exercise of warrants at $1.00 per share	3,229,046					3,229,046		(1,105,222)
Exercise of warrants at $1.00 per share (in shares)	2,051,267							(2,051,267)
Exercise of warrant at $1.15 per share	401,831					401,831		(139,311)
Exercise of warrant at $1.15 per share (in shares)	227,251							(227,251)
Exercise of warrants at $1.25 per share	875,072					875,072		(137,002)
Exercise of warrants at $1.25 per share (in shares)	419,534							(419,534)
Exercise of warrants at $1.50 per share	1,048,173					1,048,173		(276,573)
Exercise of warrants at $1.50 per share (in shares)	514,400							(514,400)
Exercise of warrants at $1.82 per share	150,388					150,388		(1,465)
Exercise of warrants at $1.82 per share (in shares)	69,287							(69,287)
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively	1,430,676	(668,328)				762,348
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively (in shares)	684,949
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively	49,880	(20,707)				29,173
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively (in shares)	27,000
Exercise of options at $1.23 per share	641,831	(260,473)				381,358
Exercise of options at $1.23 per share (in shares)	300,000
Exercise of options at $1.32 per share	950,746	(455,169)				495,577
Exercise of options at $1.32 per share (in shares)	365,151
Exercise of options at $1.34 per share	799,966	(267,248)				532,718
Exercise of options at $1.34 per share (in shares)	391,023
Exercise of options at $1.54 per share	306,028	(148,338)				157,690
Exercise of options at $1.54 per share (in shares)	100,000
Stock and warrants issued during period, value, cash	10,308,463	(1,230,176)	(1,583,863)	(4,915,478)		9,078,287		(1,895,185)
Stock and warrants issued during period, shares, cash (in shares)	5,440,961							(3,572,838)
Non-Cash Transactions
Warrants issued								656,736
Warrants issued (in shares)								1,269,584
Expiry of warrants		65,379				65,379		(65,379)
Expiry of warrants (in shares)								(107,693)
Stock-based compensation		1,785,065				1,785,065
Warrants Balance at Dec. 31, 2011						5,664,412		5,664,412
Balance at Dec. 31, 2011	58,265,706	11,621,019	(2,595,237)	(33,163,630)		34,127,858
Warrants Balance (in shares) at Dec. 31, 2011								5,683,940
Balance (in shares) at Dec. 31, 2011	60,702,947
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss) for the period				1,730,613	1,730,613	1,730,613
Change in fair value of interest rate swap			(295,446)		(295,446)	(295,446)
Currency translation adjustment - current period consolidation			22,855		22,855	22,855
Mark to market gain on Canadian dollar warrants								(4,676,961)
Comprehensive loss					1,458,022	1,458,022
Cash transactions
Private placement of 1,550,000 shares at C$2.00 per unit, net of issuance costs of $230,628, warrants of $452,082 and finder's warrants of $63,291	2,310,596					2,310,596		452,082
Private placement of 1,550,000 shares at C$2.00 per unit, net of issuance costs of $230,628, warrants of $452,082 and finder's warrants of $63,291 (in shares)	1,550,000							775,000
Finder's warrants issued								63,291
Finder's warrants issued (in shares)								108,500
Exercise of warrants at $1.82 per share	56,672					56,672		(10,676)
Exercise of warrants at $1.82 per share (in shares)	29,694							(29,694)
Exercise of options at $1.09 per share	178,218	(83,727)				94,491
Exercise of options at $1.09 per share (in shares)	87,000
Stock and warrants issued during period, value, cash	2,545,486	(83,727)	(272,591)	1,730,613		2,461,759		504,697
Stock and warrants issued during period, shares, cash (in shares)	1,666,694							853,806
Non-Cash Transactions
Subscription receivable	125,243	(58,180)				67,063
Subscription receivable (in shares)	61,415
Stock-based payments	601,022	(590,087)				10,935
Stock-based payments (in shares)	300,000
Stock-based compensation		786,077				786,077
Warrants Balance at Jun. 30, 2012						1,492,148		1,492,148
Balance at Jun. 30, 2012	61,537,457	11,675,102	(2,867,828)	(31,433,017)		38,911,714
Warrants Balance (in shares) at Jun. 30, 2012						6,537,746	[1]	6,537,746
Balance (in shares) at Jun. 30, 2012	62,731,056
Warrants Balance at Mar. 31, 2012								5,454,876
Balance at Mar. 31, 2012	61,387,524	11,449,665	(2,266,871)	(33,810,760)		36,759,558
Warrants Balance (in shares) at Mar. 31, 2012								6,537,746
Balance (in shares) at Mar. 31, 2012	62,657,641
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss) for the period				2,377,743	2,377,743	2,377,743
Change in fair value of interest rate swap			(712,438)		(712,438)	(712,438)
Currency translation adjustment - current period consolidation			111,481		111,481	111,481
Mark to market gain on Canadian dollar warrants								(3,962,728)
Comprehensive loss						1,776,786
Cash transactions
Exercise of options at $1.09 per share	24,690	(11,933)				12,757
Exercise of options at $1.09 per share (in shares)	12,000
Stock and warrants issued during period, value, cash	24,690	(11,933)	(600,957)	2,377,743		12,757
Stock and warrants issued during period, shares, cash (in shares)	12,000
Non-Cash Transactions
Subscription receivable	125,243	(125,243)
Subscription receivable (in shares)	61,415
Stock-based compensation		362,613				362,613
Warrants Balance at Jun. 30, 2012						1,492,148		1,492,148
Balance at Jun. 30, 2012	$ 61,537,457	$ 11,675,102	$ (2,867,828)	$ (31,433,017)		$ 38,911,714
Warrants Balance (in shares) at Jun. 30, 2012						6,537,746	[1]	6,537,746
Balance (in shares) at Jun. 30, 2012	62,731,056

[1]	Each share purchase Warrant entitles the holder to acquire one common share of the Company upon the payment of the exercise price as indicated. Warrants granted are exercisable at the holder's option once any required holding periods expire. There are no conditions whereby the Company would have to settle the warrants in cash.